Asset Dispositions And Asset Held For Sale	12 Months Ended
Aug. 31, 2018
Asset Dispositions And Asset Held For Sale [Abstract]
Asset Dispositions And Asset Held For Sale

3. ASSET DISPOSITIONS AND ASSET HELD FOR SALE

Shaw Tracking

In the third quarter of fiscal 2017, the Company entered into an agreement to sell a group of assets comprising the operations of Shaw Tracking, a fleet tracking operation reported within the Company’s Wireline segment, for proceeds of approximately US $20 million, net of working capital adjustments. Accordingly, the operating results and operating cash flows of the Tracking business are presented as discontinued operations separate from the Company’s continuing operations.

The transaction closed on September 15, 2017 and the Company recognized a loss on the divestiture within income from discontinued operations as follows:

August 31, 2018
Proceeds on disposal, net of transaction costs of $nil	18
Net assets disposed	(22)
(4)
Income taxes	2
Loss on divestiture, net of tax	(6)

The asset and liabilities disposed of were as follows:

$
Accounts receivable	6
Inventories	5
Other current assets	1
Other long-term assets	25
Goodwill	24
61
Accounts payable and accrued liabilities	8
Deferred credits	33
Deferred income tax liabilities	(2)
22

The following table summarizes the carrying value of the major classes of assets and liabilities of the disposal group which were classified as held for sale as at August 31, 2017:

August 31, 2017
Accounts receivable	6
Inventories	6
Other current assets	1
Other long-term assets	24
Goodwill	24
Total assets of the discontinued operations classified as held for sale	61
Accounts payable and accrued liabilities	9
Deferred credits	32
Deferred income tax liabilities	(2)
Total liabilities of the discontinued operations classified as held for sale	39

ViaWest

In the fourth quarter of fiscal 2017, the Company announced it had entered into an agreement to sell 100% of its wholly owned subsidiary Viawest, Inc. (“Viawest”) for proceeds of approximately US$1.68 billion. Accordingly, the operating results and operating cash flows for the previously reported Business Infrastructure Services segment are presented as discontinued operations separate from the Company’s continuing operations. Prior period financial information has also been reclassified to present the Business Infrastructure Services division of the Company as a discontinued operation.

The transaction closed on August 1, 2017 and the Company recognized a gain on the divestiture within income from discontinued operations as follows:

August 31, 2017
Proceeds on disposal, net of transaction costs of $14	1,905
Reclassification of accumulated exchange differences from other comprehensive income related to the sale of a foreign operation	82
Net assets disposed	(1,625)
362
Income taxes	32
Gain on divestiture, net of tax	330

In connection with the sale, the Company repaid Viawest debt of approximately US$466 and amounts outstanding under the Company’s bank credit facility of US$380.

The assets and liabilities disposed of were as follows:

$
Cash	10
Accounts receivable	19
Other current assets	11
Property, plant and equipment	491
Other long-term assets	17
Intangibles	443
Goodwill	934
1,925
Accounts payable and accrued liabilities	32
Unearned revenue	5
Long-term debt	139
Other long-term liabilities	20
Deferred credits	15
Deferred income tax liabilities	89
300

Results of Discontinued Operations

A reconciliation of the major classes of line items constituting income from discontinued operations, net of tax, as presented in the consolidated statements of income is shown below:

August 31, 2018	Shaw Tracking	ViaWest	Total
Revenue	1	–	1
Operating, general and administrative expenses			–
Purchases of goods and services	1	–	1
	1	–	1
Loss from discontinued operations before loss on divestiture	–	–	–
Loss on divestiture, net of tax	(6)	–	(6)
Loss from discontinued operations, net of tax	(6)	–	(6)

August 31, 2017	Shaw Tracking	ViaWest	Total
Revenue	33	336	369
Eliminations(1)	–	(2)	(2)
	33	334	367
Operating, general and administrative expenses			–
Employee salaries and benefits	7	80	87
Purchases of goods and services	18	124	142
	25	204	229
Eliminations(1)	–	(2)	(2)
	25	202	227
Restructuring costs	3	–	3
Amortization(2)	(2)	103	101
Interest on long-term debt	–	32	32
Accretion of long-term liabilities and provisions	–	12	12
Impairment of goodwill/disposal group	32	–	32
Loss from discontinued operations before tax and gain on divestiture	(25)	(15)	(40)
Income taxes	2	(6)	(4)
Loss from discontinued operations before gain on divestiture	(27)	(9)	(36)
Gain on divestiture, net of tax	–	330	330
Income (loss) from discontinued operations, net of tax	(27)	321	294

(1)

Eliminations relate to intercompany transactions between continuing and discontinued operations. The costs are included in continuing operations as they continue to be incurred subsequent to the disposition.

(2)

As of the date Viawest met the criteria to be classified as held for sale, the Company ceased amortization of non-current assets of the division, including property, plant and equipment, intangibles and other. Amortization that would otherwise have been taken in the year amounted to $16.